Summary of Significant Accounting Policies - Foreign Currency Risk (Details)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2018 USD ($)
Foreign Currency Risk [Line Items]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 38,960,263		$ 49,622,714		$ 64,921,117	$ 59,966,031
RMB
Foreign Currency Risk [Line Items]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 33,876,119	¥ 218,843,110	$ 42,953,388	¥ 280,266,558